LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions	1 Months Ended																		12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 CAD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Mar. 04, 2021 CAD ($)	Mar. 04, 2021 USD ($)	Dec. 31, 2020 USD ($)
TRANSCANADA PIPELINES LIMITED | Medium Term Note due November 2021
Debt Instrument [Line Items]
Amount			$ 500,000,000
Interest Rate			3.65%	3.65%
TRANSCANADA PIPELINES LIMITED | Debentures due January 2021
Debt Instrument [Line Items]
Amount								$ 400
Interest Rate								9.875%
TRANSCANADA PIPELINES LIMITED | Debentures due November 2020
Debt Instrument [Line Items]
Amount									$ 250,000,000
Interest Rate									11.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2020
Debt Instrument [Line Items]
Amount										$ 1,000
Interest Rate										3.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due March 2020
Debt Instrument [Line Items]
Amount												$ 750
Interest Rate												4.60%
Amortization of debt Issue costs																					$ 8,000,000
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019
Debt Instrument [Line Items]
Amount													$ 700
Interest Rate													2.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019
Debt Instrument [Line Items]
Amount													$ 550
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due May 2019
Debt Instrument [Line Items]
Amount															$ 13,000,000
Interest Rate															9.35%	9.35%
TRANSCANADA PIPELINES LIMITED | Debentures due March 2019
Debt Instrument [Line Items]
Amount																	$ 100,000,000
Interest Rate																	10.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount																		$ 750
Interest Rate																		7.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount																		$ 400
Interest Rate																		3.125%
COLUMBIA PIPELINE GROUP, INC. | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount		$ 4,040
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes due June 2020
Debt Instrument [Line Items]
Amount											$ 750
Interest Rate											3.30%
COLUMBIA PIPELINE GROUP, INC. | Unsecured Term Loan due June 2022
Debt Instrument [Line Items]
Amortization of debt Issue costs	$ 5,000,000
Debt instrument, face amount																								$ 4,200
Amount								$ 4,040
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount		$ 50
TC PIPELINES, LP | Unsecured Term Loan due November 2021
Debt Instrument [Line Items]
Amount				$ 450
TC PIPELINES, LP | Senior Unsecured Notes due March 2021
Debt Instrument [Line Items]
Amount							$ 350
Interest Rate							4.65%
TC PIPELINES, LP | Unsecured Term Loan due June 2019
Debt Instrument [Line Items]
Amount														$ 50
TC PIPELINES, LP | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Terminated amount																							$ 500
Long-term debt																						$ 0
ANR PIPELINE COMPANY | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount				$ 300
Interest Rate			9.625%	9.625%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount				$ 10
Interest Rate			9.09%	9.09%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due October 2021
Debt Instrument [Line Items]
Amount					$ 93
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due October 2020
Debt Instrument [Line Items]
Amount										$ 99
KEYSTONE XL SUBSIDIARIES | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Amount						$ 849
Amount																			$ 1,028,000,000	$ 849
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes due June 2020
Debt Instrument [Line Items]
Amount											$ 100
Interest Rate											5.29%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan due May 2019
Debt Instrument [Line Items]
Amount																$ 35